Subsequent Events (Textuals) (Details) $ in Thousands, € in Millions						1 Months Ended		11 Months Ended	12 Months Ended
	Apr. 28, 2020	Apr. 20, 2020 EUR (€)	Mar. 12, 2020 item	Oct. 30, 2019 USD ($)	Aug. 27, 2019 item	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 installment	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Principal amount outstanding | $											$ 6,801,693		$ 6,492,091
Number of lawsuits filed | item					2
Norwegian Encore
Subsequent Event [Line Items]
Contract price percentage				80.00%
Principal amount | $				$ 882,900
Interest rate				3.92%
Maturity date				Oct. 30, 2031
EUR 529.8 Million Breakaway One Loan
Subsequent Event [Line Items]
Principal amount										€ 529.8		€ 529.8
EUR 529.8 Million Breakaway Two Loan
Subsequent Event [Line Items]
Principal amount										529.8		529.8
EUR 590.5 Million Breakaway Three Loan
Subsequent Event [Line Items]
Principal amount										590.5		590.5
EUR 729.9 Million Breakaway Four Loan
Subsequent Event [Line Items]
Principal amount										729.9		729.9
EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Principal amount										710.8		710.8
EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Principal amount										€ 748.7		€ 748.7
$230 Pride of America Term Loan
Subsequent Event [Line Items]
Principal amount | $											230,000		230,000
$260 Million Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Principal amount | $											$ 260,000		$ 260,000
Subsequent Event
Subsequent Event [Line Items]
Number of class action complaints | item			2
Subsequent Event | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Contract price percentage							80.00%
Subsequent Event | Export Credit Backed Securities
Subsequent Event [Line Items]
Increase in liquidity | $								$ 385,000
Number of installments | installment									8
Frequency of periodic payment		semiannual
Subsequent Event | $426 Million Seven Seas Splendor Term Loan | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Principal amount | $							$ 426,000
Interest rate							3.01%
Maturity date							Jan. 30, 2032
Subsequent Event | EUR 529.8 Million Breakaway One Loan
Subsequent Event [Line Items]
Principal amount		€ 529.8
Subsequent Event | EUR 529.8 Million Breakaway One Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		0.90%
Subsequent Event | EUR 529.8 Million Breakaway Two Loan
Subsequent Event [Line Items]
Principal amount		€ 529.8
Subsequent Event | EUR 529.8 Million Breakaway Two Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.20%
Subsequent Event | EUR 590.5 Million Breakaway Three Loan
Subsequent Event [Line Items]
Principal amount		€ 590.5
Subsequent Event | EUR 590.5 Million Breakaway Three Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | EUR 729.9 Million Breakaway Four Loan
Subsequent Event [Line Items]
Principal amount		€ 729.9
Subsequent Event | EUR 729.9 Million Breakaway Four Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Principal amount		€ 710.8
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Principal amount		€ 748.7
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan | Six Months London Interbank Offered Rate Libor [Member]
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | $230 Pride of America Term Loan
Subsequent Event [Line Items]
Deferred term	1 year
Subsequent Event | $230 Pride of America Term Loan | LIBOR | Euro Currency Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	1.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility
Subsequent Event [Line Items]
Revolving credit line amount | $						$ 675,000
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility | Euro Currency Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate						1.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility | Base Rate Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate						0.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Loan Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate						0.80%
Minimum threshold consumption for further extension of debt | $						$ 1,000,000
Subsequent Event | $260 Million Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Minimum threshold consumption for further extension of debt | $						$ 1,000,000
Annual debt repayment rate						25
Subsequent Event | $260 Million Norwegian Jewel Term Loan | Base Rate Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate						1.50%
Subsequent Event | $260 Million Norwegian Jewel Term Loan | LIBOR | Euro Currency Loans [Member]
Subsequent Event [Line Items]
Basis spread on variable rate						2.50%